S-K 1602(a)(3) Forepart, Sponsor Compensation	Oct. 24, 2025 USD ($) $ / shares shares
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 750,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.1
Securities Issued or to be Issued, Shares (in Shares)	236,250
Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 8,625,000
Securities Issued or to be Issued, Shares (in Shares)	375,000
Over-allotment Option Exercised [Member] | Brava Capital Management LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,362,500
Securities Issued or to be Issued, Shares (in Shares)	236,250
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.009
Securities Issued or to be Issued, Shares (in Shares)	375,000
Sponsor [Member] | Brava Capital Management LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	225,000
Private Placement [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,250,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Private Placement [Member] | Brava Capital Management LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,250,000
Securities Issued or to be Issued, Shares (in Shares)	225,000
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Securities Issued or to be Issued, Shares (in Shares)	2,875,000
Class B Ordinary Shares [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.009
Securities Issued or to be Issued, Shares (in Shares)	375,000